May 24, 2024
Portfolio Optimization Moderate-Conservative Portfolio

Portfolio Optimization Moderate-Conservative Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.